CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	$ 860		$ 432		$ (46)
Investing Activities:
Capital expenditures	(412)		(330)		(236)
Proceeds from settlements treated as reimbursement of capital expenditures			3		34
Acquisition of businesses, net of cash acquired and post-closing adjustments	(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		14
Proceeds from sale of businesses/assets	6		48		2
Increase (decrease) in receivable from affiliate	(108)		(57)		(57)
Investment in unconsolidated affiliates	(127)		(26)		(27)
Cash received from unconsolidated affiliates	82		32		31
Other, net	(1)		(1)		1
Net cash used in investing activities	(578)		(337)		(238)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(15)		(2)		(6)
Revolving loan facility from A/R Programs					254
Net borrowings (repayments) on overdraft facilities	2		9		(2)
Repayments of short-term debt	(53)		(187)		(175)
Borrowings on short-term debt			162		212
Repayments of long-term debt	(694)		(408)		(1,207)
Proceeds from issuance of long-term debt	405		98		923
Repayments of notes payable to affiliate	(139)		(105)		(125)
Proceeds from notes payable to affiliate	299		105		110
Repayments of notes payable	(37)		(34)		(53)
Borrowings on notes payable	34		35		46
Debt issuance costs paid	(11)		(7)		(29)
Call premiums related to early extinguishment of debt	(2)		(6)		(28)
Dividends paid to parent	(96)		(79)
Dividends paid to noncontrolling interest			(9)
Excess tax benefit related to stock-based compensation	4		10		4
Other, net	(3)				(2)
Net cash used in financing activities	(306)		(418)		(78)
Effect of exchange rate changes on cash	3		(7)		4
Decrease in cash and cash equivalents	(21)		(330)		(358)
Cash and cash equivalents at beginning of period	231	[1]	561		919
Cash and cash equivalents at end of period	210	[1]	231	[1]	561
Parent Company
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	85		304		(241)
Investing Activities:
Capital expenditures	(23)		(21)		(26)
Increase (decrease) in receivable from affiliate	(108)		(57)		(57)
Investment in consolidated affiliate	225		(56)		(65)
Investment in unconsolidated affiliates	(3)
Net cash used in investing activities	91		(134)		(148)
Financing Activities:
Revolving loan facility from A/R Programs					254
Repayments of long-term debt	(625)		(305)		(1,154)
Proceeds from issuance of long-term debt	400				894
Repayments of notes payable to affiliate	(139)		(105)		(125)
Proceeds from notes payable to affiliate	299		105		110
Repayments of notes payable	(33)		(32)		(38)
Borrowings on notes payable	33		33		33
Debt issuance costs paid	(11)		(7)		(29)
Call premiums related to early extinguishment of debt	(2)		(6)		(28)
Dividends paid to parent	(96)		(79)
Excess tax benefit related to stock-based compensation	4		10		4
Other, net	(3)
Net cash used in financing activities	(173)		(386)		(79)
Decrease in cash and cash equivalents	3		(216)		(468)
Cash and cash equivalents at beginning of period	4		220		688
Cash and cash equivalents at end of period	7		4		220
Guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	269		99		15
Investing Activities:
Capital expenditures	(111)		(70)		(51)
Proceeds from settlements treated as reimbursement of capital expenditures					34
Proceeds from sale of businesses/assets			8
Investment in consolidated affiliate	(62)		(16)		(13)
Investment in unconsolidated affiliates	(100)		(26)		(24)
Cash received from unconsolidated affiliates	80		30		26
Other, net	1
Net cash used in investing activities	(192)		(74)		(28)
Financing Activities:
Contribution from parent	14		(32)
Distribution to parent	(87)
Dividends paid to parent	(2)		(2)		(2)
Net cash used in financing activities	(75)		(34)		(2)
Decrease in cash and cash equivalents	2		(9)		(15)
Cash and cash equivalents at beginning of period			9		24
Cash and cash equivalents at end of period	2				9
Non-guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	508		34		182
Investing Activities:
Capital expenditures	(278)		(239)		(159)
Proceeds from settlements treated as reimbursement of capital expenditures			3
Acquisition of businesses, net of cash acquired and post-closing adjustments	(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		14
Proceeds from sale of businesses/assets	6		40		2
Investment in consolidated affiliate	48
Investment in unconsolidated affiliates	(24)				(3)
Cash received from unconsolidated affiliates	2		2		5
Other, net	(1)		(4)		1
Net cash used in investing activities	(265)		(204)		(140)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(15)		(2)		(6)
Net borrowings (repayments) on overdraft facilities	2		9		(2)
Repayments of short-term debt	(53)		(187)		(175)
Borrowings on short-term debt			162		212
Repayments of long-term debt	(69)		(103)		(53)
Proceeds from issuance of long-term debt	5		98		29
Intercompany repayments					(5)
Repayments of notes payable	(4)		(2)		(15)
Borrowings on notes payable	1		2		13
Contribution from parent			104		83
Distribution to parent	(138)
Dividends paid to parent	(1)
Dividends paid to noncontrolling interest			(9)
Other, net					(2)
Net cash used in financing activities	(272)		72		79
Effect of exchange rate changes on cash	3		(7)		4
Decrease in cash and cash equivalents	(26)		(105)		125
Cash and cash equivalents at beginning of period	227		332		207
Cash and cash equivalents at end of period	201		227		332
Eliminations
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	(2)		(5)		(2)
Investing Activities:
Investment in consolidated affiliate	(211)		72		78
Other, net	(1)		3
Net cash used in investing activities	(212)		75		78
Financing Activities:
Intercompany repayments					5
Contribution from parent	(14)		(72)		(83)
Distribution to parent	225
Dividends paid to parent	3		2		2
Net cash used in financing activities	$ 214		$ (70)		$ (76)

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."